Share-based payments - Changes in Outstanding Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	2,066,000	2,826,000	3,030,000
Exercised (in shares)	(1,474,000)	(625,000)	(55,000)
Forfeitures and cancellations (in shares)	(58,000)	(107,000)	(136,000)
Resignations, retirements, redundancies (in shares)	0	(28,000)	(13,000)
Outstanding at end of year (in shares)	534,000	2,066,000	2,826,000
Vested and exercisable at end of year (in shares)	534,000	2,066,000	1,460,000
Additional Disclosures
Aggregate intrinsic value, Exercised	$ 32,333	$ 8,938	$ 393
Aggregate intrinsic value, Outstanding at end of year	$ 11,700	$ 38,489	$ 20,594
1997 Stock Option Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	116,000	218,000	352,000
Exercised (in shares)	0	0	0
Forfeitures and cancellations (in shares)	(58,000)	(102,000)	(134,000)
Resignations, retirements, redundancies (in shares)	0	0	0
Outstanding at end of year (in shares)	58,000	116,000	218,000
Vested and exercisable at end of year (in shares)	58,000	116,000	218,000
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 132.13	$ 135.19	$ 130.70
Exercised (in dollars per share)	0.00	0.00	0.00
Forfeitures and cancellations (in dollars per share)	151.20	138.79	123.30
Resignations, retirements, redundancies (in dollars per share)	0.00	0.00	0.00
Outstanding at end of year (in dollars per share)	113.46	132.13	135.19
Vested and exercisable at end of year (in dollars per share)	$ 113.46	$ 132.13	$ 135.19
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	7 months 17 days	1 year 2 months 5 days	1 year 9 months 11 days
Weighted average remaining life, Vested and exercisable at end of year	7 months 17 days	1 year 2 months 5 days	1 year 9 months 11 days
2010 Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	1,950,000	2,608,000	2,678,000
Exercised (in shares)	(1,474,000)	(625,000)	(55,000)
Forfeitures and cancellations (in shares)	0	(5,000)	(2,000)
Resignations, retirements, redundancies (in shares)	0	(28,000)	(13,000)
Outstanding at end of year (in shares)	476,000	1,950,000	2,608,000
Vested and exercisable at end of year (in shares)	476,000	1,950,000	1,242,000
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 11.57	$ 11.60	$ 11.70
Exercised (in dollars per share)	11.51	11.68	11.50
Forfeitures and cancellations (in dollars per share)	0.00	11.50	11.50
Resignations, retirements, redundancies (in dollars per share)	0.00	11.50	11.50
Outstanding at end of year (in dollars per share)	11.73	11.57	11.60
Vested and exercisable at end of year (in dollars per share)	$ 11.73	$ 11.57	$ 11.60
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	2 years 5 months 23 days	3 years 5 months 1 day	4 years 9 months 1 day
Weighted average remaining life, Vested and exercisable at end of year	2 years 5 months 23 days	3 years 5 months 1 day	4 years 11 months 9 days